31. Foreign exchange variations, net (Tables)	12 Months Ended
Dec. 31, 2018
Foreign Exchange Variations Net Tables Abstract
Schedule of foreign exchange variations, net
	2018	2017	2016
Revenues
Borrowing	1,409	287,777	1,162,987
Suppliers	6,844	4,124	12,238
Swap	75,340	130,971	512,824
Other	13,937	7,146	10,996
	97,530	430,018	1,699,045
Expenses
Borrowing	(75,298)	(271,286)	(714,773)
Suppliers	(11,925)	(6,819)	(8,213)
Swap	(1,409)	(147,356)	(960,635)
Other	(7,525)	(5,305)	(20,269)
	(96,157)	(430,766)	(1,703,890)

Exchange variations, net	1,373	(748)	(4,845)